Investment Contracts - Summary of Investment Contracts (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investment contracts without DPF
Total	¥ 313,594	¥ 288,212	¥ 267,804
Financial liabilities at amortised cost, category [member]
Disclosure of amounts arising from investment contracts [line items]
Investment contracts with DPF at amortised cost	68,544	64,950	¥ 61,657
Investment contracts without DPF
Investment contracts without DPF	245,041	223,252
Financial liabilities at fair value through profit or loss, category [member]
Investment contracts without DPF
Investment contracts without DPF	¥ 9	¥ 10